Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments under Shipbuilding Contracts and Memorandums of Agreement	Capital expenditure commitments relating to our vessels and vessels under construction are as follows:

Year Ended December 31,	Due to Shipyards/Sellers	Due to Manager	Other Commitments	Total
2020	$22,935	$605	$2,796	$26,336
2021	—	—	1,646	1,646
2022	—	—	616	616
2023	—	—	—	—
Total	22,935	605	5,058	28,598